Investments in Marketable Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Available-for-sale Securities [Abstract]
Investments classified as available-for-sale	$ 13,335,499	$ 0
Proceeds from sales of available-for-sale securities	$ 0